CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Shares	Additional Paid In Capital	Cumulative Net Income (Loss)	Cumulative Other Comprehensive Income (Loss)	Cumulative Common Distributions
Balance beginning at Dec. 31, 2014	$ 1,297,449	$ 703	$ 1,457,631	$ 248,447	$ 37	$ (409,369)
Balance (in shares) at Dec. 31, 2014		70,349,227
Increase (Decrease) in Shareholders' Equity
Issuance of shares, net	14,046	$ 7	14,039
Issuance of shares, net (in shares)		723,222
Share grants	985	$ 1	984
Share grants (in shares)		65,600
Share repurchases	(172)		(172)
Share repurchases (in shares)		(11,741)
Equity in unrealized gain (loss) of investees	(5,513)				(5,513)
Unrealized gain (losss) on investment in available for sale securities	(9,391)				(9,391)
Net income (loss) available for common shareholders	(209,961)			(209,961)
Distributions to common shareholders	(130,792)					(130,792)
Balance ending at Dec. 31, 2015	956,651	$ 711	1,472,482	38,486	(14,867)	(540,161)
Balance (in shares) at Dec. 31, 2015		71,126,308
Increase (Decrease) in Shareholders' Equity
Share grants	1,389	$ 1	1,388
Share grants (in shares)		65,900
Share repurchases	(337)		(337)
Share repurchases (in shares)		(14,302)
Equity in unrealized gain (loss) of investees	11,359				11,359
Unrealized gain (losss) on investment in available for sale securities	30,465				30,465
Net income (loss) available for common shareholders	57,843			57,843
Distributions to common shareholders	(122,366)					(122,366)
Balance ending at Dec. 31, 2016	935,004	$ 712	1,473,533	96,329	26,957	(662,527)
Balance (in shares) at Dec. 31, 2016		71,177,906
Increase (Decrease) in Shareholders' Equity
Issuance of shares, net	493,866	$ 279	493,587
Issuance of shares, net (in shares)		27,907,029
Share grants	1,361		1,361
Share grants (in shares)		75,350
Share repurchases	(264)		(264)
Share repurchases (in shares)		(14,364)
Equity in unrealized gain (loss) of investees	9,428				9,428
Unrealized gain (losss) on investment in available for sale securities	24,042				24,042
Net income (loss) available for common shareholders	11,815			11,815
Distributions to common shareholders	(145,209)					(145,209)
Balance ending at Dec. 31, 2017	$ 1,330,043	$ 991	$ 1,968,217	$ 108,144	$ 60,427	$ (807,736)
Balance (in shares) at Dec. 31, 2017		99,145,921